Investment Risks	Oct. 23, 2025
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | InvestingForInflationProtectionMember
Prospectus Line Items
Risk [Text Block]	Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | RulesBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | MomentumSecuritiesRiskMember
Prospectus Line Items
Risk [Text Block]	Momentum Securities Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks that exhibit positive momentum signals, there is no guarantee that this methodology will be successful. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
Document Type	485BPOS